DIGITAL ASSETS - Additional Detail Related to the Digital Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 2,529,700	$ 1,997,400
Digital intangible assets, current	3,186,098	2,547,581
Digital financial assets	369,649	359,665
Digital intangible assets, non-current	3,014	20,979
Total digital assets	3,558,761	2,928,225
Collateral posted with counterparties, digital asset and fiat borrowings	358,300	53,700
Digital assets associated with decentralized finance protocols, support borrowings	120,700	124,900
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	1,344,100	1,480,900
Digital intangible assets, current	1,432,644	1,544,377
Digital financial assets	109,678	353,459
Digital intangible assets, non-current	2,098	75
Digital intangible assets	1,434,742	1,544,452
Digital financial assets	109,678	353,459
Total digital assets	1,544,420	1,897,911
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	682,200	451,400
Digital intangible assets, current	758,857	523,002
Digital financial assets	195,157	1,392
Digital intangible assets, non-current	916	20,904
Digital intangible assets	759,773	543,906
Digital financial assets	195,157	1,392
Total digital assets	954,930	545,298
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	503,205	85,874
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Total digital assets	503,205	85,874
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	491,392	394,328
Digital financial assets	64,814	4,814
Digital intangible assets, non-current	0	0
Total digital assets	556,206	399,142
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		1,997,400	$ 694,900
Digital intangible assets, current		2,547,581	972,429
Digital financial assets		359,665	74,386
Digital intangible assets, non-current		20,979	41,356
Total digital assets	$ 3,558,761	2,928,225	1,088,171	$ 562,015
Collateral posted with counterparties, digital asset and fiat borrowings		53,700	50,800
Digital assets associated with decentralized finance protocols, support borrowings		124,900	123,000
Galaxy Digital Holdings, LP | Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		1,500,000	528,300
Digital intangible assets, current		1,544,377	530,579
Digital financial assets		353,459	73,302
Digital intangible assets, non-current		75	41,356
Digital intangible assets		1,544,452	571,935
Digital financial assets		353,459	73,302
Total digital assets		1,897,911	645,237
Galaxy Digital Holdings, LP | Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value		451,400	112,600
Digital intangible assets, current		523,002	178,577
Digital financial assets		1,392	1,084
Digital intangible assets, non-current		20,904	0
Digital intangible assets		543,906	178,577
Digital financial assets		1,392	1,084
Total digital assets		545,298	179,661
Galaxy Digital Holdings, LP | Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		85,874	56,674
Digital financial assets		0	0
Digital intangible assets, non-current		0	0
Total digital assets		85,874	56,674
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		394,328	206,599
Digital financial assets		4,814	0
Digital intangible assets, non-current		0	0
Total digital assets		399,142	206,599
Galaxy Digital Holdings, LP | Crypto Asset, Receipt Tokens
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		298,263	166,788
Digital financial assets		0	0
Digital intangible assets, non-current		0	0
Total digital assets		298,263	166,788
Galaxy Digital Holdings, LP | Crypto Asset, Other Digital Assets
Crypto Asset, Holding [Line Items]
Digital intangible assets, current		96,065	39,811
Digital financial assets		4,814	0
Digital intangible assets, non-current		0	0
Total digital assets		$ 100,879	$ 39,811